Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001314152
City Area Code	312
Local Phone Number	897-4000
Document Period End Date	Nov. 10, 2026
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Entity Emerging Growth Company	false
Entity File Number	000-51948
Entity Tax Identification Number	20-1432284
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	333 West Wacker Drive
Entity Registrant Name	JLL Income Property Trust, Inc.
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Soliciting Material	false